Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Lease (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Operating right-of-use assets	$ 718,376	$ 1,133,519
Amortization of right-of-use assets	(218,303)	(711,975)
Right-of-use assets, net	500,073	421,544
Operating lease liabilities, current	305,801	330,243
Operating lease liabilities, non-current	158,926	118,460
Total operating lease liabilities	$ 464,727	$ 448,703
Weighted-average remaining lease term (in years)	1 year 8 months 4 days	1 year 9 months 7 days
Weighted-average discount rate	3.67%	5.52%